UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Current Assets	$ 2,244,036		$ 370,662
Non-current Assets	6,981,852		234,652
Goodwill	5,672,823
Total Assets	9,225,888		605,314
Credit Facility	68,000
Total Liabilities	9,327,891		10,361,398
Equity
Paid-in Capital	52,175,541		22,095,403
Accumulated Deficit	(61,589,735)		(31,845,506)
Total Equity	(9,350,724)		(9,756,083)		$ (7,831,132)
Total Liabilities and Equity	$ 9,225,888		605,314
Splash [Member]
Current Assets		$ 3,139,157
Non-current Assets		448,928
Investment in Copa		0
Goodwill		9,448,852
Total Assets		13,036,937
Accounts Payable and Other		1,151,250
Loans Payable and Accrued Interest		2,799,194
Loans Payable - Non-current		0
Credit Facility		0
Contingently convertible Promissory Note		0
Liability to issue Shares		0
Other non-current		32,940
Total Liabilities		3,983,384
Mezzanine Shares		9,248,720
Equity
Common Stock		60,575
Paid-in Capital		38,763,100
Accumulated Deficit		(39,018,842)
Total Equity		(195,167)
Total Liabilities and Equity		13,036,937
Copa Di Vino Corporation [Member]
Current Assets		983,036	1,036,681	$ 1,036,681	1,219,017
Non-current Assets		1,148,048
Investment in Copa		0
Goodwill		0
Total Assets		2,131,084	2,324,344	2,324,344	2,685,868
Accounts Payable and Other		1,650,184
Loans Payable and Accrued Interest		1,193,270
Loans Payable - Non-current		159,900
Credit Facility		0	49,000
Contingently convertible Promissory Note		0
Liability to issue Shares		0
Other non-current		0
Total Liabilities		3,003,354	2,646,123	2,646,123	2,899,729
Mezzanine Shares		0
Equity
Common Stock		32,435
Paid-in Capital		4,258,399	4,258,399	4,258,399	4,258,399
Accumulated Deficit		(5,152,751)	(4,612,613)	(4,612,613)	(4,504,695)
Total Equity		(872,270)	(321,779)	(321,779)	(213,861)
Total Liabilities and Equity		2,131,084	$ 2,324,344	$ 2,324,344	$ 2,685,868
Pro Forma Adjustments [Member]
Current Assets		(268,516)
Non-current Assets		(256,479)
Investment in Copa		5,980,000
Goodwill		6,187,004
Total Assets		5,162,009
Accounts Payable and Other		0
Loans Payable and Accrued Interest		(1,030,361)
Loans Payable - Non-current		(159,900)
Credit Facility		1,500,000
Contingently convertible Promissory Note		2,000,000
Liability to issue Shares		1,980,000
Other non-current		0
Total Liabilities		4,289,739
Mezzanine Shares		0
Equity
Common Stock		(32,435)
Paid-in Capital		(665,266)
Accumulated Deficit		5,163,104
Total Equity		872,270
Total Liabilities and Equity		5,162,009
Pro Forma Condensed Consolidated [Member]
Current Assets		3,353,677
Non-current Assets		1,340,497
Investment in Copa		0
Goodwill		15,635,856
Total Assets		20,330,030
Accounts Payable and Other		2,801,434
Loans Payable and Accrued Interest		2,962,103
Loans Payable - Non-current		0
Credit Facility		1,500,000
Contingently convertible Promissory Note		2,000,000
Liability to issue Shares		1,980,000
Other non-current		32,940
Total Liabilities		11,276,477
Mezzanine Shares		9,248,720
Equity
Common Stock		60,575
Paid-in Capital		38,763,100
Accumulated Deficit		(39,018,842)
Total Equity		(195,167)
Total Liabilities and Equity		$ 20,330,030